OTHER LIABILITIES - Summary of Other Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Warranty and campaign programs	$ 501	$ 526	$ 499	$ 507
Marketing and sales incentive programs	1,252	1,325
Tax payables	632	671
Accrued expenses and deferred income	511	559
Accrued employee benefits	431	544
Lease liabilities	192	196
Legal reserves and other provisions	219	187
Contract reserve	10	12
Contract liabilities	22	20
Restructuring reserve	27	29
Other	792	692
Total	$ 4,589	$ 4,761